Short Term Debts (Details) - Schedule of Short Term Debts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short Term Debts [Line Items]
Short term debts	$ 28,941	$ 20,755
Short-term loans from banks [Member]
Schedule of Short Term Debts [Line Items]
Currency	NIS
Short term debts	$ 2,772	2,449
Current maturities of long-term loans from financial institutions and banks [Member]
Schedule of Short Term Debts [Line Items]
Currency	NIS
Short term debts	$ 11,226	9,310
Current maturities of long-term loans from banks [Member]
Schedule of Short Term Debts [Line Items]
Currency	USD
Short term debts	$ 13,209	8,908
Accrued interest on long term debt [Member]
Schedule of Short Term Debts [Line Items]
Currency	NIS
Short term debts	$ 75	23
Accrued interest on long term debt [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	6.07%
Currency	USD
Short term debts	$ 1,659	$ 65
Bottom of Range [Member] | Short-term loans from banks [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	3.40%
Bottom of Range [Member] | Current maturities of long-term loans from financial institutions and banks [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	2.10%
Bottom of Range [Member] | Current maturities of long-term loans from banks [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	7.50%
Bottom of Range [Member] | Accrued interest on long term debt [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	2.60%
Top of Range [Member] | Short-term loans from banks [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	6.80%
Top of Range [Member] | Current maturities of long-term loans from financial institutions and banks [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	7.20%
Top of Range [Member] | Current maturities of long-term loans from banks [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	8.10%
Top of Range [Member] | Accrued interest on long term debt [Member]
Schedule of Short Term Debts [Line Items]
Interest rate %	3.14%